Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000089998 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Institutional Class
Trading Symbol	POLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Institutional Class / POLIX)	$51	0.97%*
* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 6,728,786,036
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 31,115,686
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,728,786,036
Total number of portfolio holdings	25
Total advisory fee paid, net	$31,115,686
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.5%
Consumer Discretionary	17.1%
Health Care	16.5%
Financials	14.0%
Communication Services	10.3%
Industrials	1.9%
Real Estate	1.0%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

C000089997 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth Fund
Class Name	Investor Class
Trading Symbol	POLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth Fund (Investor Class / POLRX)	$64	1.22%*
* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%	[2]
Net Assets	$ 6,728,786,036
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 31,115,686
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,728,786,036
Total number of portfolio holdings	25
Total advisory fee paid, net	$31,115,686
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	38.5%
Consumer Discretionary	17.1%
Health Care	16.5%
Financials	14.0%
Communication Services	10.3%
Industrials	1.9%
Real Estate	1.0%
Short-Term Investment	0.5%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

C000150375 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Institutional Class
Trading Symbol	PGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Global Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Institutional Class / PGIIX)	$53	1.01%*
* Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[3]
Net Assets	$ 408,659,756
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,928,247
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$408,659,756
Total number of portfolio holdings	29
Total advisory fee paid, net	$1,928,247
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.2%
Health Care	18.5%
Financials	17.5%
Consumer Discretionary	10.3%
Communication Services	5.9%
Industrials	5.4%
Consumer Staples	2.3%
Real Estate	1.5%
Short-Term Investment	2.2%
Other Assets in Excess of Liabilities	2.2%
TOTAL	100.0%

C000150374 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Global Growth Fund
Class Name	Investor Class
Trading Symbol	PGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Global Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/global‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/global‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Global Growth Fund (Investor Class / PGIRX)	$65	1.26%*
* Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[4]
Net Assets	$ 408,659,756
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,928,247
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$408,659,756
Total number of portfolio holdings	29
Total advisory fee paid, net	$1,928,247
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	34.2%
Health Care	18.5%
Financials	17.5%
Consumer Discretionary	10.3%
Communication Services	5.9%
Industrials	5.4%
Consumer Staples	2.3%
Real Estate	1.5%
Short-Term Investment	2.2%
Other Assets in Excess of Liabilities	2.2%
TOTAL	100.0%

C000176395 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Institutional Class
Trading Symbol	POIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen International Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Institutional Class / POIIX)	$54	1.07%*
* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[5]
Net Assets	$ 204,137,191
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 980,036
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$204,137,191
Total number of portfolio holdings	27
Total advisory fee paid, net	$980,036
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	37.8%
Health Care	21.8%
Financials	13.1%
Consumer Discretionary	12.6%
Industrials	8.2%
Consumer Staples	1.3%
Short-Term Investment	5.2%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%

C000176396 [Member]
Shareholder Report [Line Items]
Fund Name	Polen International Growth Fund
Class Name	Investor Class
Trading Symbol	POIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen International Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/international‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/international‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen International Growth Fund (Investor Class / POIRX)	$67	1.32%*
* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[6]
Net Assets	$ 204,137,191
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 980,036
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$204,137,191
Total number of portfolio holdings	27
Total advisory fee paid, net	$980,036
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	37.8%
Health Care	21.8%
Financials	13.1%
Consumer Discretionary	12.6%
Industrials	8.2%
Consumer Staples	1.3%
Short-Term Investment	5.2%
Other Assets in Excess of Liabilities	0.0%
TOTAL	100.0%

C000194993 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Institutional Class
Trading Symbol	PBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Institutional Class / PBSIX)	$57	1.10%*
* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[7]
Net Assets	$ 44,828,112
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 170,341
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,828,112
Total number of portfolio holdings	37
Total advisory fee paid, net	$170,341
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	29.8%
Industrials	23.1%
Consumer Discretionary	16.1%
Financials	14.0%
Health Care	7.2%
Real Estate	3.7%
Consumer Staples	2.6%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%

C000194994 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Investor Class
Trading Symbol	PBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Investor Class / PBSRX)	$70	1.35%*
* Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[8]
Net Assets	$ 44,828,112
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 170,341
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,828,112
Total number of portfolio holdings	37
Total advisory fee paid, net	$170,341
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	29.8%
Industrials	23.1%
Consumer Discretionary	16.1%
Financials	14.0%
Health Care	7.2%
Real Estate	3.7%
Consumer Staples	2.6%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%

C000227429 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. Small Company Growth Fund
Class Name	Class Y
Trading Symbol	PBSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. Small Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑small‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. Small Company Growth Fund (Class Y / PBSYX)	$52	1.00%*
* Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[9]
Net Assets	$ 44,828,112
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 170,341
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$44,828,112
Total number of portfolio holdings	37
Total advisory fee paid, net	$170,341
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	29.8%
Industrials	23.1%
Consumer Discretionary	16.1%
Financials	14.0%
Health Care	7.2%
Real Estate	3.7%
Consumer Staples	2.6%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%

C000217916 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	PGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Emerging Markets Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/emerging‑markets‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Emerging Markets Growth Fund (Institutional Class / PGEIX)	$65	1.25%*
* Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[10]
Net Assets	$ 20,930,774
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 52,619
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,930,774
Total number of portfolio holdings	36
Total advisory fee paid, net	$52,619
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer Discretionary	29.5%
Information Technology	25.0%
Financials	15.4%
Communication Services	10.3%
Industrials	9.4%
Consumer Staples	5.5%
Health Care	2.2%
Energy	1.4%
Short-Term Investment	1.6%
Other Assets in Excess of Liabilities	(0.3)%
TOTAL	100.0%

C000226510 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. SMID Company Growth Fund
Class Name	Institutional Class
Trading Symbol	PBMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. SMID Company Growth Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑smid‑company‑growth‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑smid‑company‑growth‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. SMID Company Growth Fund (Institutional Class / PBMIX)	$55	1.05%*
* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[11]
Net Assets	$ 11,152,199
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 26,910
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,152,199
Total number of portfolio holdings	39
Total advisory fee paid, net	$26,910
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	25.1%
Industrials	20.7%
Financials	20.4%
Consumer Discretionary	17.4%
Health Care	12.6%
Consumer Staples	2.6%
Short-Term Investment	1.4%
Other Assets in Excess of Liabilities	(0.2)%
TOTAL	100.0%

C000236762 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Bank Loan Fund
Class Name	Institutional Class
Trading Symbol	PBKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Bank Loan Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/bank‑loan‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/bank‑loan‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Bank Loan Fund (Institutional Class / PBKIX)	$38	0.75%*
* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[12]
Net Assets	$ 9,116,718
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,116,718
Total number of portfolio holdings	69
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	23.6%
Consumer, Cyclical	17.3%
Industrials	15.3%
Communication Services	14.9%
Information Technology	7.3%
Financials	6.9%
Materials	6.8%
Utilities	0.9%
Other Assets in Excess of Liabilities	7.0%
TOTAL	100.0%

C000236764 [Member]
Shareholder Report [Line Items]
Fund Name	Polen U.S. High Yield Fund
Class Name	Institutional Class
Trading Symbol	PBBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen U.S. High Yield Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen U.S. High Yield Fund (Institutional Class / PBBIX)	$34	0.65%*
* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[13]
Net Assets	$ 3,187,635
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,187,635
Total number of portfolio holdings	94
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Cyclical	21.6%
Communication Services	16.7%
Industrials	14.8%
Financials	12.6%
Consumer, Non-cyclical	9.9%
Energy	8.3%
Materials	6.5%
Information Technology	5.5%
Other Assets in Excess of Liabilities	4.1%
TOTAL	100.0%

C000243194 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Institutional Class
Trading Symbol	DDJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Institutional Class / DDJCX)	$46	0.89%*
* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[14]
Net Assets	$ 305,159,833
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,060,337
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,159,833
Total number of portfolio holdings	98
Total advisory fee paid, net	$1,060,337
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Industrials	17.5%
Consumer, Cyclical	14.3%
Communication Services	13.6%
Materials	13.1%
Financials	10.4%
Information Technology	5.9%
Energy	0.4%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	3.0%
TOTAL	100.0%

C000243192 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Investor Class
Trading Symbol	DDJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Investor Class / DDJRX)	$59	1.14%*
* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[15]
Net Assets	$ 305,159,833
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,060,337
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,159,833
Total number of portfolio holdings	98
Total advisory fee paid, net	$1,060,337
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Industrials	17.5%
Consumer, Cyclical	14.3%
Communication Services	13.6%
Materials	13.1%
Financials	10.4%
Information Technology	5.9%
Energy	0.4%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	3.0%
TOTAL	100.0%

C000243193 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Opportunistic High Yield Fund
Class Name	Class Y
Trading Symbol	DDJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Opportunistic High Yield Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund. You can also request this information by contacting us at 1‑888‑678‑6024.
Additional Information Phone Number	1‑888‑678‑6024
Additional Information Website	https://www.polencapital.com/strategies/us‑opportunistic‑high‑yield‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Opportunistic High Yield Fund (Class Y / DDJIX)	$41	0.79%*
* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[16]
Net Assets	$ 305,159,833
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,060,337
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,159,833
Total number of portfolio holdings	98
Total advisory fee paid, net	$1,060,337
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Consumer, Non-cyclical	21.6%
Industrials	17.5%
Consumer, Cyclical	14.3%
Communication Services	13.6%
Materials	13.1%
Financials	10.4%
Information Technology	5.9%
Energy	0.4%
Consumer Discretionary	0.2%
Warrants	0.0%
Other Assets in Excess of Liabilities	3.0%
TOTAL	100.0%

C000246957 [Member]
Shareholder Report [Line Items]
Fund Name	Polen Growth & Income Fund
Class Name	Institutional Class
Trading Symbol	PCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Growth & Income Fund for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.polencapital.com/strategies/growth‑income‑fund. You can also request this information by contacting us at (888) 678‑6024.
Additional Information Phone Number	(888) 678‑6024
Additional Information Website	https://www.polencapital.com/strategies/growth‑income‑fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Polen Growth & Income Fund (Institutional Class / PCGIX)	$39	0.75%*
* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[17]
Net Assets	$ 6,866,998
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,866,998
Total number of portfolio holdings	101
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Information Technology	22.2%
Financials	14.5%
Health Care	11.0%
Industrials	10.7%
Consumer, Non-cyclical	9.7%
Communication Services	9.5%
Consumer Discretionary	6.1%
Consumer, Cyclical	5.0%
Materials	3.9%
Consumer Staples	1.4%
Real Estate	0.9%
Energy	0.8%
Other Assets in Excess of Liabilities	4.3%
TOTAL	100.0%

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